Provisions for pensions and similar obligations (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Similar Obligations [Abstract]
Present value of the obligations at beginning of year		R$ 5,043,761	R$ 4,246,489	R$ 6,034,734
Current service cost (Note 40)		5,797	5,476	9,064
Interest cost		438,567	447,653	703,874
Benefits paid		(346,185)	(339,538)	(465,029)
Actuarial (gains)/losses		455,193	683,681	1,330,371
Other	[1],[2]	(808,061)	0	(3,366,525)
Present value of the obligations at end of year		R$ 4,789,072	R$ 5,043,761	R$ 4,246,489

[1]	In the fourth quarter of 2016, Banco Santander updated the procedures for recognizing its obligations to the entity CABESP, in accordance with its bylaws, which establishes the coverage of medical costs in the equality of proportion between associates and sponsor.
[2]	In the year ended December 31, 2018 there was an increase in the cost contribution established for a postemployment benefit plan, which is calculated as a percentage of the total monthly compensation of associates. The increase in the contribution resulted in a decrease in the past service cost, due to changes in the plan. The envisaged changes implied a reduction in the present value of the obligations of the defined benefit plan, which is supported by actuarial valuations. In the Consolidated Statements of Income, this amount was recorded under Provision (Net).